                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6200

                  Schwab Investments -- Global Real Estate Fund
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Randall W. Merk
                               Schwab Investments
             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: February 28

Date of reporting period:  September 1, 2007 -- November 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHWAB INVESTMENTS
SCHWAB GLOBAL REAL ESTATE FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 98.0%  COMMON STOCK                                    298,005          271,258
  0.4%  SHORT-TERM INVESTMENTS                            1,158            1,158
--------------------------------------------------------------------------------
 98.4%  TOTAL INVESTMENTS                               299,163          272,416
  1.6%  OTHER ASSETS AND LIABILITIES                                       4,339
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                      276,755

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
COMMON STOCK  98.0% OF NET ASSETS

ASIA PACIFIC AND OTHER  42.8%
--------------------------------------------------------------------------------
AUSTRALIA  13.0%
Centro Properties Group                                 448,099            2,179
Commonwealth Property Office Fund                     3,636,376            5,126
Goodman Group                                           710,923            3,895
GPT Group                                             1,442,803            5,551
ING Office Fund                                       2,271,109            3,394
Valad Property Group                                  1,654,575            2,347
Westfield Group                                         745,224           13,507
                                                                     -----------
                                                                          35,999
HONG KONG  12.9%
Great Eagle Holdings Ltd.                               800,000            3,114
Hang Lung Properties Ltd.                               607,000            2,798
Kerry Properties Ltd.                                   368,000            3,358
New World Development Co., Ltd.                       1,471,000            5,654
Sun Hung Kai Properties Ltd.                            719,000           14,955
The Hongkong & Shanghai Hotels Ltd.                     791,000            1,359
The Link REIT                                         2,050,500            4,480
                                                                     -----------
                                                                          35,718
JAPAN  12.1%
Japan Real Estate Investment Corp.                          242            3,081
Mitsubishi Estate Co., Ltd.                             418,000           11,304
Mitsui Fudosan Co., Ltd.                                305,000            7,874
Nippon Building Fund, Inc.                                  451            6,524
NTT Urban Development Corp.                               2,382            4,805
                                                                     -----------
                                                                          33,588
SINGAPORE  4.8%
Ascendas Real Estate Investment Trust (A-REIT)        2,144,000            3,469
CapitaCommercial Trust                                2,106,000            3,292
Fortune REIT                                            150,000              104
Singapore Land Ltd.                                     575,000            3,151
Suntec Real Estate Investment Trust                   2,927,000            3,133
                                                                     -----------
                                                                          13,149
                                                                     -----------
                                                                         118,454
EUROPE  19.0%
--------------------------------------------------------------------------------
AUSTRIA  1.2%
CA Immobilien Anlagen AG *                              146,660            3,377

FRANCE  4.0%
Gecina S.A.                                              16,501            2,799
Klepierre                                                68,527            3,529
Unibail-Rodamco                                          21,446            4,840
                                                                     -----------
                                                                          11,168
GERMANY  1.1%
IVG Immobilien AG                                        74,292            2,955

LUXEMBOURG  0.5%
ProLogis European Properties                             87,733            1,287

NORWAY  0.7%
Norwegian Property A.S.A.                               169,886            1,875

SPAIN  1.0%
Inmobiliaria Colonial S.A. *                            615,230            2,904

SWEDEN  1.7%
Fabege AB                                               214,049            2,428
Hufvudstaden AB, A Shares                               221,270            2,176
                                                                     -----------
                                                                           4,604
SWITZERLAND  0.4%
Swiss Prime Site AG *                                    21,424            1,140

UNITED KINGDOM  8.4%
British Land Co., plc                                   215,777            4,074
Derwent London plc                                       93,206            2,881
Great Portland Estates plc                              267,588            2,753
Hammerson plc                                           137,291            2,926
Land Securities Group plc                               255,000            7,893
Segro plc                                               315,908            2,862
                                                                     -----------
                                                                          23,389
                                                                     -----------
                                                                          52,699
NORTH AMERICA  36.2%
--------------------------------------------------------------------------------
CANADA  7.0%
Boardwalk Real Estate Investment Trust                   80,586            3,652
Brookfield Properties Corp.                             184,597            3,921
Calloway Real Estate Investment Trust                    85,677            2,057
Canadian Apartment Properties Real Estate
   Investment Trust                                     153,845            2,754
Dundee Real Estate Investment Trust                      58,000            2,113
RioCan Real Estate Investment Trust                     218,201            4,936
                                                                     -----------
                                                                          19,433

SCHWAB GLOBAL REAL ESTATE FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
UNITED STATES  29.2%
AMB Property Corp.                                      103,184            6,311
AvalonBay Communities, Inc.                              58,040            5,771
Boston Properties, Inc.                                  91,016            8,958
DiamondRock Hospitality Co.                             168,575            2,920
Entertainment Properties Trust                           51,698            2,755
Essex Property Trust, Inc.                               49,658            5,152
Host Hotels & Resorts, Inc.                             245,335            4,708
iStar Financial, Inc.                                   154,581            4,525
Kimco Realty Corp.                                       85,696            3,384
ProLogis                                                 88,984            5,821
Simon Property Group, Inc.                               59,178            5,826
SL Green Realty Corp.                                    24,418            2,537
Starwood Hotels & Resorts Worldwide, Inc.               118,724            6,373
Sunstone Hotel Investors, Inc.                           64,803            1,503
The Macerich Co.                                         51,533            4,002
Ventas, Inc.                                             86,478            3,770
Vornado Realty Trust                                     70,627            6,356
                                                                     -----------
                                                                          80,672
                                                                     -----------
                                                                         100,105
                                                                     -----------
TOTAL COMMON STOCK
(COST $298,005)                                                          271,258
                                                                     -----------

SECURITY                                            FACE AMOUNT         VALUE
            RATE, MATURITY DATE                     ($ X 1,000)      ($ X 1,000)
SHORT-TERM INVESTMENTS  0.4% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS  0.4%
--------------------------------------------------------------------------------
Brown Brothers Harriman, Grand Cayman Time Deposit
   4.36%, 12/03/07                                           91               91
Wells Fargo, Grand Cayman Time Deposit
   4.36%, 12/03/07                                        1,067            1,067
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $1,158)                                                              1,158
                                                                     -----------

--------------------------------------------------------------------------------
END OF INVESTMENTS.

At 11/30/07, the tax basis cost of the fund's investments was $299,632, and the unrealized appreciation and depreciation were $11,161 and ($38,377), respectively, with a net unrealized depreciation of ($27,216).

As of 11/30/07, the prices of certain foreign securities held by the fund aggregating $166,629 were adjusted from their market prices following the guidelines adopted by the fund's Board of Trustees.

*     Non-income producing security.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments

By:
      /s/ Randall W. Merk
      -----------------------
      Randall W. Merk
      Chief Executive Officer

Date: January 3rd, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
      /s/ Randall W. Merk
      -----------------------
      Randall W. Merk
      Chief Executive Officer

Date: January 3rd, 2008


By:
      /s/George Pereira
      -----------------------
      George Pereira
      Principal Financial Officer

Date: January 3rd, 2008